Annual Operating Expenses - FidelityActiveEquityETFsB-ComboPRO - FidelityActiveEquityETFsB-ComboPRO - Fidelity Small-Mid Cap Opportunities ETF - Fidelity Small-Mid Cap Opportunities ETF	Nov. 29, 2022
Operating Expenses:
Management fee	0.60%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.60%

[1]	A Based on historical expenses, adjusted to reflect current fees.